Trade Receivables, Net - Schedule of Trade Receivables and Aging Analysis (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2026 USD ($)
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount		RM 41,820,000
Less: impairment allowance
Total		41,820,000
Current [Member]
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount		RM 41,820,000